VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Communication Services—24.2%
Auto Trader Group plc (United Kingdom)	2,769,250	$ 27,492
Baltic Classifieds Group plc (Lithuania)	16,147,113	63,676
CTS Eventim AG & Co. KGaA (Germany)	144,719	12,240
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	27,252
Infrastrutture Wireless Italiane SpA (Italy)	1,925,595	19,577
oOh!media Ltd. (Australia)(1)	29,382,987	21,460
Rightmove plc (United Kingdom)	5,476,431	44,002
Sarana Menara Nusantara Tbk PT (Indonesia)	347,996,000	14,154
		229,853

Consumer Discretionary—2.0%
Allegro.eu S.A. (Poland)(2)	2,261,681	14,829
Goldlion Holdings Ltd. (Hong Kong)	1,232,882	227
Victorian Plumbing Group plc (United Kingdom)	3,453,617	4,012
		19,068

Consumer Staples—4.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,346,922	19,425
Heineken Malaysia Bhd (Malaysia)	3,905,700	21,068
		40,493

Energy—1.0%
Pason Systems, Inc. (Canada)	970,753	9,191
Financials—18.6%
AJ Bell plc (United Kingdom)	6,963,878	39,449
Caixa Seguridade Participacoes S.A. (Brazil)	14,094,577	32,511
FinecoBank Banca Fineco SpA (Italy)	2,850,514	49,576
Moltiply Group SpA (Italy)	880,130	33,140
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,225,104	16,992
Qualitas Controladora SAB de C.V. (Mexico)	608,525	5,093
		176,761

Health Care—4.8%
Haw Par Corp., Ltd. (Singapore)	5,592,812	45,663
Industrials—20.3%
CAE, Inc. (Canada)(2)	633,378	16,083
Epiroc AB Class B (Sweden)	1,508,027	23,498
Haitian International Holdings Ltd. (China)	10,734,025	29,162
Howden Joinery Group plc (United Kingdom)	2,619,843	26,025
Knorr-Bremse AG (Germany)	191,180	13,932
Lumax International Corp., Ltd. (Taiwan)	1,894,247	6,587
MEITEC Group Holdings, Inc. (Japan)	962,500	18,045
MTU Aero Engines AG (Germany)	107,423	35,830
NICE Information Service Co., Ltd. (South Korea)	732,375	6,038
S-1 Corp. (South Korea)	440,234	17,725
		192,925

	Shares	Value

Information Technology—15.1%
Alten S.A. (France)	333,129	$ 27,278
Bouvet ASA (Norway)	4,574,063	30,739
FDM Group Holdings plc (United Kingdom)	4,616,728	18,206
Freee KK (Japan)(2)	673,400	12,831
Kainos Group plc (United Kingdom)	1,001,245	10,140
SHIFT, Inc. (Japan)(2)	125,300	14,328
Sopra Steria Group (France)	169,511	30,026
		143,548

Materials—6.5%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	39,039
Forterra plc (United Kingdom)	5,165,249	10,476
Ibstock plc (United Kingdom)	5,636,901	12,420
		61,935

Total Common Stocks (Identified Cost $832,419)		919,437

Total Long-Term Investments—96.8% (Identified Cost $832,419)		919,437

TOTAL INVESTMENTS—96.8% (Identified Cost $832,419)		$919,437
Other assets and liabilities, net—3.2%		30,093
NET ASSETS—100.0%		$949,530

Footnote Legend:
(1)	Affiliated investment.
(2)	Non-income producing.

Country Weightings†
United Kingdom	23%
Italy	11
Lithuania	7
Germany	7
France	6
China	5
Singapore	5
Other	36
Total	100%
† % of total investments as of December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$919,437	$919,437
Total Investments	$919,437	$919,437
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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